Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Series A Warrant Liability [Member]
Liabilities
Warrant liability	$ 509,000	$ 1,212,803	$ 857,362
Series B Warrant Liability [Member]
Liabilities
Warrant liability		0	17,438,731
Series C Warrant [Member]
Liabilities
Warrant liability	115,000	462,437
Fair Value, Measurements, Recurring [Member]
Liabilities
Warrant liability	624,000	2,540,240	18,296,093
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	509,000	1,212,803	857,362
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability		865,000	17,438,731
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant [Member]
Liabilities
Warrant liability	115,000	462,437
Fair Value, Measurements, Recurring [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	4,879,000	3,803,929	7,891,888
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities
Warrant liability	509,000	1,212,803	857,362
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	509,000	1,212,803	857,362
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	4,879,000	3,803,929	7,891,888
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Warrant liability	115,000	1,327,437	17,438,731
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability		865,000	$ 17,438,731
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant [Member]
Liabilities
Warrant liability	$ 115,000	$ 462,437